Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jan. 31, 2013 USD ($)	Jan. 31, 2013 EUR (€)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 EUR (€)	Apr. 30, 2011 USD ($)	Apr. 30, 2011 EUR (€)
Receivables, allowance for doubtful accounts	$ 2,395		$ 2,600		$ 500
Capital stock, Par value		€ 1		€ 1		€ 1
Capital stock, shares authorized	1,228,377,770	1,228,377,770	1,228,377,770	1,228,377,770	1,184,793,767	1,184,793,767
Capital stock, shares issued	1,228,377,770	1,228,377,770	1,228,377,770	1,228,377,770	1,184,793,767	1,184,793,767